PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Schedule of reconciliation of defined benefit obligations and plan assets
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension Plans		Other plans
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	86,462	79,821	3,152	2,867
Current service cost	1,193	1,076	44	46
Interest cost	3,031	3,096	106	111
Benefits paid	(3,701)	(3,406)	(71)	(246)
Actuarial (gains) losses from demographic assumptions	(163)	(1,052)	21	(565)
Actuarial (gains) losses from financial assumptions	(5,186)	3,989	(210)	133
Experience losses (gains)	266	2,077	(113)	707
Foreign exchange rate adjustment	(1,206)	861	(149)	99
Balance, end of year	80,696	86,462	2,780	3,152
Fair value of plan assets
Balance, beginning of year	60,316	51,856	—	—
Interest income	2,217	2,025	—	—
Return on plan assets (excluding amounts included in net interest expense)	(2,369)	5,591	—	—
Contributions by the employer	13,805	3,956	—	—
Benefits paid	(3,701)	(3,406)	—	—
Administration expenses	(611)	(507)	—	—
Foreign exchange rate adjustment	(1,079)	801	—	—
Balance, end of year	68,578	60,316	—	—
Funded status – deficit	12,118	26,146	2,780	3,152
The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2018
	US	Canada	Total
	$	$	$
Defined benefit obligations	68,411	15,065	83,476
Fair value of plan assets	(56,186)	(12,392)	(68,578)
Deficit in plans	12,225	2,673	14,898

	December 31, 2017
	US	Canada	Total
	$	$	$
Defined benefit obligations	72,643	16,971	89,614
Fair value of plan assets	(46,835)	(13,481)	(60,316)
Deficit in plans	25,808	3,490	29,298

Schedule of funded status of defined benefit plans
The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Wholly unfunded	10,567	11,195
Wholly funded or partially funded	70,129	75,267
Total obligations	80,696	86,462

Schedule of reconciliation of pension and other post-retirement benefits recognized in Balance Sheets
A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Pension Plans
Present value of the defined benefit obligation	80,696	86,462
Fair value of the plan assets	68,578	60,316
Deficit in plans	12,118	26,146
Liabilities recognized	12,118	26,146
Other plans
Present value of the defined benefit obligation and deficit in the plans	2,780	3,152
Liabilities recognized	2,780	3,152
Total plans
Total pension and other post-retirement benefits recognized in balance sheets	14,898	29,298

Schedule of composition of plan assets based on fair value
The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Asset category
Cash	106	1,308
Equity instruments	10,682	33,559
Fixed income instruments	57,790	23,514
Real estate investment trusts	—	1,935
Total	68,578	60,316

Schedule of defined benefit expenses recognized in Consolidated Earnings
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2018:

	Pension Plans			Other plans
	2018	2017	2016	2018	2017	2016
	$	$	$	$	$	$
Current service cost	1,193	1,076	1,176	44	46	22
Administration expenses	611	507	487	—	—	—
Net interest expense	814	1,071	1,174	106	111	143
Net costs recognized in the statement of consolidated earnings	2,618	2,654	2,837	150	157	165

	Total Plans
	2018	2017	2016
	$	$	$
Current service cost	1,237	1,122	1,198
Administration expenses	611	507	487
Net interest expense	920	1,182	1,317
Net costs recognized in the statement of consolidated earnings	2,768	2,811	3,002

Schedule of defined benefit plan liability remeasurement recognized in OCI
The table below presents the defined benefit liability remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2018:

	Pension Plans			Other plans
	2018	2017	2016	2018	2017	2016
	$	$	$	$	$	$
Actuarial gains (losses) from demographic assumptions	163	1,052	1,131	(21)	565	21
Actuarial gains (losses) from financial assumptions	5,186	(3,989)	(1,901)	210	(133)	(141)
Experience (losses) gains	(266)	(2,077)	(1,383)	113	(707)	835
Return on plan assets (excluding amounts included in net interest expense)	(2,369)	5,591	1,705	—	—	—
Total amounts recognized in OCI	2,714	577	(448)	302	(275)	715

Schedule of significant weighted average assumptions
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Discount rate
Pension plans (End of the Year) (1)	4.05%	3.56%	3.95%	3.50%
Pension plans (Current Service Cost) (2)	3.69%	4.01%	3.55%	4.15%
Other plans (End of the Year) (1)	3.71%	3.10%	3.95%	3.50%
Other plans (Current Service Cost) (2)	4.17%	3.67%	3.55%	4.15%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	20	20	22	22
Current pensioner - Female	22	22	25	24
Current member aged 45 - Male	22	21	23	23
Current member aged 45 - Female	24	24	26	25

(1)	Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost.

(2)
Represents the discount rate used to calculate annual service cost. Beginning in 2017, the current service cost is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan's active participants. Previously, the current service cost was calculated using the same discount rate used to measure the defined benefit obligation for both active and retired participants.

(3)	Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.

Schedule of sensitivity analysis for actuarial assumptions
The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligation:

	12/31/2018	12/31/2017
	$	$
Discount rate
Increase of 1%	(9,539)	(10,988)
Decrease of 1%	11,729	13,666
Mortality rate
Life expectancy increased by one year	2,263	2,856
Life expectancy decreased by one year	(2,392)	(2,892)